Leasehold Improvements and Equipment - Schedule of Leasehold Improvements and Equipment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Leasehold Improvements and Equipment [Line Items]
Leasehold improvements and equipment, gross	$ 753,334	$ 1,317,794
Accumulated depreciation	(466,270)	(587,147)
Leasehold improvements and equipment, net of accumulated depreciation	287,064	730,647
Motor Vehicles [Member]
Schedule of Leasehold Improvements and Equipment [Line Items]
Leasehold improvements and equipment, gross	97,488	339,712
Office Equipment [Member]
Schedule of Leasehold Improvements and Equipment [Line Items]
Leasehold improvements and equipment, gross	117,977	86,746
Furniture and Fittings [Member]
Schedule of Leasehold Improvements and Equipment [Line Items]
Leasehold improvements and equipment, gross	51,478	46,882
Warehouse Equipment [Member]
Schedule of Leasehold Improvements and Equipment [Line Items]
Leasehold improvements and equipment, gross	108,984	108,661
Machinery Equipment [Member]
Schedule of Leasehold Improvements and Equipment [Line Items]
Leasehold improvements and equipment, gross	96,520	67,269
Leasehold Improvements [Member]
Schedule of Leasehold Improvements and Equipment [Line Items]
Leasehold improvements and equipment, gross	$ 280,887	$ 668,524